Income Taxes (Schedule of Components of Company's Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax losses carry forwards	$ 113,419	$ 111,196
Inventory related	2,538	2,603
Intangibles assets	16,628	23,434
Provision for employee related obligations	984	1,169
Stock-based compensation expense	6,936	5,565
Deferred revenue	1,592	2,547
Property, plant and equipment	1,063	1,171
Allowance for doubtful accounts	217	609
Foreign currency losses	12	364
Research and development credit carry forwards	16,239	13,520
Other items	3,148	2,033
Gross deferred tax assets	162,776	164,211
Valuation allowance	(151,771)	(152,659)
Total deferred tax assets	11,005	11,552
Deferred tax liabilities
Intangibles assets	(7,245)	(9,140)
Property, plant and equipment	(1,683)	(2,736)
Total deferred tax liabilities	(8,928)	(11,876)
Net deferred tax asset	$ 2,077
Net deferred tax liabilities		$ (324)